PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning of the year	$ 3,562.5
Balance at the end of the year	3,554.3	$ 3,562.5
Cost
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning of the year	7,878.8	7,289.0
Additions	605.3	707.6
Net change in additions financed with accounts payable	(4.4)	2.8
Business acquisitions		32.7
Retirement, disposals and other	(167.6)	(153.3)
Balance at the end of the year	8,312.1	7,878.8
Accumulated depreciation and impairment losses
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning of the year	(4,316.3)	(3,909.1)
Depreciation	605.0	552.5
Retirement, disposals and other	163.5	145.3
Balance at the end of the year	(4,757.8)	(4,316.3)
Land, buildings and leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning of the year	373.6
Balance at the end of the year	391.2	373.6
Land, buildings and leasehold improvements | Cost
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning of the year	573.6	498.7
Additions	39.4	79.2
Business acquisitions		0.5
Retirement, disposals and other	(0.1)	(4.8)
Balance at the end of the year	612.9	573.6
Land, buildings and leasehold improvements | Accumulated depreciation and impairment losses
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning of the year	(200.0)	(183.8)
Depreciation	21.9	18.0
Retirement, disposals and other	0.2	1.8
Balance at the end of the year	(221.7)	(200.0)
Machinery and equipment
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning of the year	575.3
Balance at the end of the year	529.5	575.3
Machinery and equipment | Cost
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning of the year	1,663.6	1,521.9
Additions	145.5	188.1
Net change in additions financed with accounts payable	(2.0)	(3.3)
Business acquisitions		0.3
Reclassification	14.4	10.2
Retirement, disposals and other	(70.3)	(53.6)
Balance at the end of the year	1,751.2	1,663.6
Machinery and equipment | Accumulated depreciation and impairment losses
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning of the year	(1,088.3)	(930.5)
Depreciation	199.1	207.4
Retirement, disposals and other	65.7	49.6
Balance at the end of the year	(1,221.7)	(1,088.3)
Telecommunication networks
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning of the year	2,521.1
Depreciation	21.0
Balance at the end of the year	$ 2,587.4	$ 2,521.1
Estimated useful lives (in years)	P5Y	P15Y
Telecommunication networks | Cost
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning of the year	$ 5,549.1	$ 5,193.8
Additions	364.4	341.0
Net change in additions financed with accounts payable	(3.4)	10.5
Business acquisitions		31.9
Reclassification	90.1	66.6
Retirement, disposals and other	(98.4)	(94.7)
Balance at the end of the year	5,901.8	5,549.1
Telecommunication networks | Accumulated depreciation and impairment losses
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning of the year	(3,028.0)	(2,794.8)
Depreciation	384.0	327.1
Retirement, disposals and other	97.6	93.9
Balance at the end of the year	(3,314.4)	(3,028.0)
Projects under development
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning of the year	92.5
Balance at the end of the year	46.2	92.5
Projects under development | Cost
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning of the year	92.5	74.6
Additions	56.0	99.3
Net change in additions financed with accounts payable	1.0	(4.4)
Reclassification	(104.5)	(76.8)
Retirement, disposals and other	1.2	(0.2)
Balance at the end of the year	$ 46.2	$ 92.5